Shareholder Report, Holdings (Details) - DGA Core Plus Absolute Return ETF	Jul. 31, 2025
ProShares Short S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
ProShares Ultra S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Vanguard Total International Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%